Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
AGL Energy Ltd.	2,515	$39,351
Alumina Ltd.	10,782	16,999
Amcor Ltd./Australia	4,410	49,757
AMP Ltd.	11,202	17,898
APA Group	4,855	32,873
Aristocrat Leisure Ltd.	2,115	38,824
ASX Ltd.	798	41,845
Aurizon Holdings Ltd.	8,218	27,533
AusNet Services	5,460	6,821
Australia & New Zealand Banking Group Ltd.	10,920	209,060
Bank of Queensland Ltd.	1,470	9,591
Bendigo & Adelaide Bank Ltd.	1,654	11,991
BHP Group Ltd.	10,955	288,379
BHP Group PLC	7,911	186,607
BlueScope Steel Ltd.	1,989	18,829
Boral Ltd.	5,082	17,348
Brambles Ltd.	5,964	50,583
Caltex Australia Ltd.	1,027	19,669
Challenger Ltd.	1,890	10,935
CIMIC Group Ltd.	379	13,495
Coca-Cola Amatil Ltd.	2,352	14,568
Cochlear Ltd.	225	29,667
Coles Group Ltd.(a)	4,138	36,727
Commonwealth Bank of Australia	6,719	352,418
Computershare Ltd.	1,806	22,665
Crown Resorts Ltd.	1,512	14,143
CSL Ltd.	1,732	242,070
Dexus	3,444	30,301
Domino’s Pizza Enterprises Ltd.	210	6,356
Flight Centre Travel Group Ltd.	252	6,811
Fortescue Metals Group Ltd.	5,754	28,957
Goodman Group	6,136	56,836
GPT Group (The)	7,155	28,857
Harvey Norman Holdings Ltd.	3,055	8,967
Incitec Pivot Ltd.	6,777	16,075
Insurance Australia Group Ltd.	8,170	45,314
James Hardie Industries PLC	1,653	22,432
Lendlease Group	2,184	20,445
Macquarie Group Ltd.	1,191	112,917
Medibank Pvt Ltd.	10,362	20,859
Mirvac Group	13,068	26,030
National Australia Bank Ltd.	10,515	187,615
Newcrest Mining Ltd.	2,898	51,014
Oil Search Ltd.	5,002	27,391
Orica Ltd.	1,470	19,245
Origin Energy Ltd.	6,628	34,382
QBE Insurance Group Ltd.	5,013	45,622
Ramsay Health Care Ltd.	504	23,172
REA Group Ltd.	168	9,448
Rio Tinto Ltd.	1,308	87,801
Santos Ltd.	6,398	32,378
Scentre Group	19,926	53,575
Seek Ltd.	1,176	15,073
Sonic Healthcare Ltd.	1,596	28,814
South32 Ltd.	18,202	42,790
Stockland	9,433	25,031
Suncorp Group Ltd.	4,746	44,328
Sydney Airport	4,005	21,480

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	6,973	$23,509
Telstra Corp. Ltd.	15,992	38,045
TPG Telecom Ltd.	1,806	8,568
Transurban Group	9,823	92,923
Treasury Wine Estates Ltd.	2,621	31,730
Vicinity Centres	12,400	22,168
Washington H Soul Pattinson & Co. Ltd.	378	6,117
Wesfarmers Ltd.	4,138	104,880
Westpac Banking Corp.	12,934	250,440
Woodside Petroleum Ltd.	3,570	88,926
Woolworths Group Ltd.	5,088	114,061
WorleyParsons Ltd.	1,092	11,006

		3,793,335

Austria — 0.1%
ANDRITZ AG	296	14,098
Erste Group Bank AG	1,107	44,290
OMV AG	576	30,824
Raiffeisen Bank International AG	504	13,426
Verbund AG	252	12,488
voestalpine AG	450	14,439

		129,565

Belgium — 0.4%
Ageas	714	37,609
Anheuser-Busch InBev SA/NV	2,881	255,910
Colruyt SA	252	18,148
Groupe Bruxelles Lambert SA	350	33,427
KBC Group NV	939	69,475
Proximus SADP	564	15,770
Solvay SA	297	35,665
Telenet Group Holding NV	225	11,932
UCB SA	477	37,805
Umicore SA	747	28,882

		544,623

Canada — 3.7%
Agnico Eagle Mines Ltd.	870	35,881
Alimentation Couche-Tard Inc., Class B	1,641	96,359
AltaGas Ltd.	798	10,565
ARC Resources Ltd.	1,386	8,768
Atco Ltd./Canada, Class I, NVS	309	10,555
Aurora Cannabis Inc.(a)(b)	2,478	22,418
Bank of Montreal	2,467	194,066
Bank of Nova Scotia (The)	4,566	250,431
Barrick Gold Corp.	6,704	84,872
Bausch Health Companies Inc.(a)	1,260	28,980
BCE Inc.	546	24,329
BlackBerry Ltd.(a)(b)	1,806	16,500
Bombardier Inc., Class B(a)	8,022	13,656
Brookfield Asset Management Inc., Class A	3,150	151,248
CAE Inc.	1,050	24,322
Cameco Corp.	1,527	16,778
Canadian Imperial Bank of Commerce	1,680	140,887
Canadian National Railway Co.	2,750	254,393
Canadian Natural Resources Ltd.	4,537	135,651
Canadian Pacific Railway Ltd.	548	122,282
Canadian Tire Corp. Ltd., Class A, NVS	245	26,857
Canadian Utilities Ltd., Class A, NVS	504	13,836
Canopy Growth Corp.(a)(b)	757	38,081
CCL Industries Inc., Class B, NVS	539	22,899
Cenovus Energy Inc.	3,990	39,390

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CGI Inc.(a)	947	$67,885
CI Financial Corp.	966	13,838
Constellation Software Inc./Canada	84	73,813
Dollarama Inc.	1,251	37,422
Emera Inc.	168	6,283
Empire Co. Ltd., Class A, NVS	546	12,095
Enbridge Inc.	7,681	282,585
Encana Corp.	5,367	37,025
Fairfax Financial Holdings Ltd.	106	50,343
Finning International Inc.	561	10,030
First Capital Realty Inc.	366	5,809
First Quantum Minerals Ltd.	2,363	24,856
Fortis Inc./Canada	1,542	56,765
Franco-Nevada Corp.	703	50,164
George Weston Ltd.	297	22,085
Gildan Activewear Inc.	756	27,763
Great-West Lifeco Inc.	1,081	27,057
H&R Real Estate Investment Trust	590	10,039
Husky Energy Inc.	1,260	13,619
Hydro One Ltd.(c)	1,207	19,453
IA Financial Corp Inc.(a)	435	17,249
IGM Financial Inc.	210	5,776
Imperial Oil Ltd.	1,134	32,809
Intact Financial Corp.	504	41,067
Inter Pipeline Ltd.	1,374	22,287
Keyera Corp.	765	17,607
Kinross Gold Corp.(a)	4,326	13,700
Loblaw Companies Ltd.	756	36,884
Lundin Mining Corp.	2,450	13,095
Magna International Inc.	1,201	66,576
Manulife Financial Corp.	7,412	135,931
Methanex Corp.	258	14,085
Metro Inc.	985	35,513
National Bank of Canada	1,248	59,209
Nutrien Ltd.	2,288	123,585
Onex Corp.	309	17,850
Open Text Corp.	966	36,983
Pembina Pipeline Corp.	1,890	67,299
Power Corp. of Canada	1,443	32,975
Power Financial Corp.	1,008	23,926
PrairieSky Royalty Ltd.	788	11,312
Restaurant Brands International Inc.	914	59,411
RioCan REIT	546	10,456
Rogers Communications Inc., Class B, NVS	1,374	68,894
Royal Bank of Canada	5,484	435,271
Saputo Inc.	827	28,163
Seven Generations Energy Ltd., Class A(a)	840	6,557
Shaw Communications Inc., Class B, NVS	1,710	34,487
Shopify Inc., Class A(a)	343	83,060
SmartCentres Real Estate Investment Trust	141	3,551
SNC-Lavalin Group Inc.	693	17,207
Stars Group Inc. (The)(a)(b)	630	11,839
Sun Life Financial Inc.	2,283	94,463
Suncor Energy Inc.	6,048	198,633
Teck Resources Ltd., Class B	1,891	44,534
TELUS Corp.	813	29,814
Thomson Reuters Corp.	744	45,789
Toronto-Dominion Bank (The)	6,906	392,326
Tourmaline Oil Corp.	1,136	16,915
TransCanada Corp.	3,444	163,700

Security	Shares	Value

Canada (continued)
Turquoise Hill Resources Ltd.(a)	3,227	$4,798
Vermilion Energy Inc.	534	13,580
Waste Connections Inc.	966	89,616
West Fraser Timber Co. Ltd.	267	13,689
Wheaton Precious Metals Corp.	1,596	34,383
WSP Global Inc.	336	18,069

		5,377,856

Denmark — 0.6%
AP Moller — Maersk A/S, Class A	17	20,696
AP Moller — Maersk A/S, Class B, NVS	23	29,941
Carlsberg A/S, Class B	404	52,143
Chr Hansen Holding A/S	379	38,630
Coloplast A/S, Class B	421	45,389
Danske Bank A/S	2,608	46,216
Demant A/S(a)	436	13,744
DSV A/S	714	65,916
Genmab A/S(a)	226	37,488
H Lundbeck A/S	252	10,592
ISS A/S	591	18,364
Novo Nordisk A/S, Class B	6,870	335,680
Novozymes A/S, Class B	870	40,512
Orsted A/S(c)	729	55,767
Pandora A/S	394	16,513
Tryg A/S	477	14,564
Vestas Wind Systems A/S	719	64,975

		907,130

Finland — 0.4%
Elisa OYJ	587	24,886
Fortum OYJ	1,722	36,358
Kone OYJ, Class B	1,302	71,294
Metso OYJ	408	15,185
Neste OYJ	1,515	49,985
Nokia OYJ	21,212	111,231
Nokian Renkaat OYJ	420	14,036
Nordea Bank Abp	11,386	89,526
Orion OYJ, Class B	366	12,153
Sampo OYJ, Class A	1,681	76,788
Stora Enso OYJ, Class R	1,989	24,665
UPM-Kymmene OYJ	2,044	57,520
Wartsila OYJ Abp	1,578	25,148

		608,775

France — 4.1%
Accor SA	715	30,097
Aeroports de Paris	114	23,201
Air Liquide SA	1,605	213,239
Airbus SE	2,196	299,954
Alstom SA	630	27,677
Amundi SA(c)	231	16,581
Arkema SA	234	23,985
Atos SE	363	37,337
AXA SA	7,281	193,755
BioMerieux	126	9,990
BNP Paribas SA	4,233	225,099
Bollore SA	3,123	14,826
Bouygues SA	801	30,108
Bureau Veritas SA	966	24,445
Capgemini SE	586	70,993
Carrefour SA	2,100	40,880
Casino Guichard Perrachon SA(b)	210	8,590

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	1,898	$77,511
Cie. Generale des Etablissements Michelin SCA	643	82,978
CNP Assurances	672	15,845
Covivio	141	15,249
Credit Agricole SA	4,255	58,320
Danone SA	2,310	186,602
Dassault Aviation SA	10	15,118
Dassault Systemes SE	499	78,879
Edenred	873	41,101
Eiffage SA	284	29,632
Electricite de France SA	2,232	32,118
Engie SA	6,790	100,484
EssilorLuxottica SA	1,104	134,242
Eurazeo SE	166	13,013
Eurofins Scientific SE(b)	43	19,662
Eutelsat Communications SA	756	13,632
Faurecia SA	292	14,818
Gecina SA	190	28,341
Getlink SE	1,722	27,693
Hermes International	127	89,269
ICADE	141	12,041
Iliad SA	99	10,063
Imerys SA	114	6,066
Ingenico Group SA	211	17,773
Ipsen SA	126	14,700
JCDecaux SA	252	8,247
Kering SA	294	173,639
Klepierre SA	786	27,897
Legrand SA	925	67,921
L’Oreal SA	933	256,280
LVMH Moet Hennessy Louis Vuitton SE	1,050	410,740
Natixis SA	3,839	22,579
Orange SA	7,506	117,473
Pernod Ricard SA	790	137,540
Peugeot SA	2,182	57,124
Publicis Groupe SA	808	47,884
Remy Cointreau SA	84	11,184
Renault SA	714	48,667
Rexel SA	966	12,970
Safran SA	1,252	182,265
Sanofi	4,215	366,044
Sartorius Stedim Biotech	84	11,391
Schneider Electric SE	2,064	174,548
SCOR SE	635	25,875
SEB SA	87	15,912
SES SA	1,428	24,277
Societe BIC SA	114	9,818
Societe Generale SA	2,942	93,044
Sodexo SA(b)	351	40,222
STMicroelectronics NV	2,629	48,246
Suez	1,218	17,097
Teleperformance	218	41,851
Thales SA	393	46,884
TOTAL SA	9,143	507,666
Ubisoft Entertainment SA(a)	334	31,832
Unibail-Rodamco-Westfield	369	63,375
Unibail-Rodamco-Westfield, New	142	24,388
Valeo SA	924	33,520
Veolia Environnement SA	1,890	44,608
Vinci SA	1,863	187,950

Security	Shares	Value

France (continued)
Vivendi SA	4,064	$117,826
Wendel SA	126	17,425

		5,952,116

Germany — 3.1%
1&1 Drillisch AG(b)	210	7,823
adidas AG	679	174,335
Allianz SE, Registered	1,596	384,199
Aroundtown SA	2,814	22,788
Axel Springer SE	198	11,206
BASF SE	3,485	283,120
Bayer AG, Registered	3,519	234,022
Bayerische Motoren Werke AG	1,218	103,605
Beiersdorf AG	378	41,278
Brenntag AG	576	31,024
Commerzbank AG(a)	4,116	36,958
Continental AG	439	72,499
Covestro AG(c)	740	40,429
Daimler AG, Registered	3,444	225,175
Delivery Hero SE(a)(c)	378	17,407
Deutsche Bank AG, Registered(b)	7,392	61,046
Deutsche Boerse AG	720	95,941
Deutsche Lufthansa AG, Registered	910	21,947
Deutsche Post AG, Registered	3,777	130,796
Deutsche Telekom AG, Registered	12,768	213,406
Deutsche Wohnen SE	1,336	59,995
E.ON SE	8,358	89,622
Evonik Industries AG	546	16,252
Fraport AG Frankfurt Airport Services Worldwide(b)	168	13,902
Fresenius Medical Care AG & Co. KGaA	824	69,222
Fresenius SE & Co. KGaA	1,542	87,408
GEA Group AG	672	18,768
Hannover Rueck SE	240	36,149
HeidelbergCement AG	547	44,138
Henkel AG & Co. KGaA	408	38,843
HOCHTIEF AG	84	12,520
HUGO BOSS AG(b)	252	17,555
Infineon Technologies AG(b)	4,282	100,896
Innogy SE(a)	546	23,681
KION Group AG	268	18,333
LANXESS AG	336	19,393
Merck KGaA	504	53,591
METRO AG	603	10,204
MTU Aero Engines AG	191	44,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	567	141,703
OSRAM Licht AG(b)	391	13,361
ProSiebenSat.1 Media SE	828	13,024
Puma SE	42	25,959
QIAGEN NV(a)	852	32,875
RTL Group SA	126	7,075
RWE AG	1,986	50,679
SAP SE	3,698	474,860
Siemens AG, Registered	2,895	346,310
Siemens Healthineers AG(c)	558	23,776
Symrise AG	462	44,372
Telefonica Deutschland Holding AG	2,970	9,639
thyssenkrupp AG(b)	1,542	21,662
TUI AG	1,486	16,540
Uniper SE	801	24,246
United Internet AG, Registered(d)	462	18,500

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG(b)	127	$22,687
Vonovia SE	1,850	92,199
Wirecard AG(b)	462	69,225
Zalando SE(a)(b)(c)	393	18,472

		4,451,527

Hong Kong — 1.5%
AIA Group Ltd.	45,000	458,581
ASM Pacific Technology Ltd.	1,200	13,896
Bank of East Asia Ltd. (The)	8,480	26,752
BeiGene Ltd., ADR(a)(b)	126	15,653
BOC Hong Kong Holdings Ltd.	14,000	62,635
CK Asset Holdings Ltd.	9,336	74,970
CK Hutchison Holdings Ltd.	10,336	108,559
CK Infrastructure Holdings Ltd.	2,500	20,299
CLP Holdings Ltd.	6,000	68,027
Dairy Farm International Holdings Ltd.	1,400	10,962
Galaxy Entertainment Group Ltd.	9,000	67,281
Hang Lung Group Ltd.	4,000	11,905
Hang Lung Properties Ltd.	8,000	18,803
Hang Seng Bank Ltd.	2,900	76,147
Henderson Land Development Co. Ltd.	5,021	30,912
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,726
HKT Trust & HKT Ltd.	15,740	24,396
Hong Kong & China Gas Co. Ltd.	34,698	82,793
Hong Kong Exchanges & Clearing Ltd.	4,400	152,548
Hongkong Land Holdings Ltd.	4,200	29,274
Hysan Development Co. Ltd.	3,000	16,787
Jardine Matheson Holdings Ltd.	800	52,640
Jardine Strategic Holdings Ltd.	800	30,256
Kerry Properties Ltd.	2,500	10,675
Link REIT	8,000	93,303
Melco Resorts & Entertainment Ltd., ADR	835	20,958
MGM China Holdings Ltd.	3,600	7,415
Minth Group Ltd.(b)	2,000	6,309
MTR Corp. Ltd.	6,000	35,715
New World Development Co. Ltd.	23,333	38,604
NWS Holdings Ltd.	7,000	14,544
PCCW Ltd.	22,000	13,264
Power Assets Holdings Ltd.	5,500	38,347
Sands China Ltd.	9,600	52,739
Shangri-La Asia Ltd.	4,000	5,670
Sino Land Co. Ltd.	14,000	24,626
SJM Holdings Ltd.	8,000	9,657
Sun Hung Kai Properties Ltd.	6,000	103,551
Swire Pacific Ltd., Class A	2,000	25,314
Swire Properties Ltd.	8,400	34,102
Techtronic Industries Co. Ltd.	5,393	38,976
WH Group Ltd.(c)	31,000	36,748
Wharf Holdings Ltd. (The)	5,000	14,371
Wharf Real Estate Investment Co. Ltd.	4,000	30,642
Wheelock & Co. Ltd.	3,000	21,356
Wynn Macau Ltd.	6,000	17,208
Yue Yuen Industrial Holdings Ltd.	3,000	9,694

		2,170,590

Ireland — 0.5%
AIB Group PLC	2,964	13,745
Bank of Ireland Group PLC	3,094	19,730
CRH PLC	3,170	106,330
Irish Bank Resolution Corp. Ltd.(a)(e)	6,552	—

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	603	$67,443
Kingspan Group PLC	462	24,273
Linde PLC	2,062	371,696
Paddy Power Betfair PLC	307	25,694
Smurfit Kappa Group PLC	798	23,369

		652,280

Israel — 0.2%
Azrieli Group Ltd.	168	9,555
Bank Hapoalim BM	4,089	30,035
Bank Leumi Le-Israel BM	5,144	35,155
Bezeq The Israeli Telecommunication Corp. Ltd.	8,280	5,656
Check Point Software Technologies Ltd.(a)(b)	467	56,395
Elbit Systems Ltd.	84	11,682
Israel Chemicals Ltd.	2,689	14,225
Mizrahi Tefahot Bank Ltd.	477	10,304
Nice Ltd.(a)	240	33,084
Teva Pharmaceutical Industries Ltd., ADR(a)	3,612	54,975
Wix.com Ltd.(a)	169	22,673

		283,739

Italy — 0.8%
Assicurazioni Generali SpA	4,413	85,560
Atlantia SpA	1,848	50,368
CNH Industrial NV	3,654	39,591
Davide Campari-Milano SpA	2,214	22,294
Enel SpA	30,366	191,902
Eni SpA	9,702	165,466
Ferrari NV	485	65,632
Fiat Chrysler Automobiles NV	4,095	63,029
Intesa Sanpaolo SpA	55,828	146,218
Leonardo SpA	1,485	17,133
Mediobanca Banca di Credito Finanziario SpA	2,396	25,375
Moncler SpA	672	27,541
Pirelli & C SpA(a)(c)	1,596	11,641
Poste Italiane SpA(c)	1,974	21,039
Prysmian SpA	779	15,007
Recordati SpA	408	16,456
Snam SpA	8,527	43,357
Telecom Italia SpA/Milano(a)	41,564	23,225
Tenaris SA	1,764	24,474
Terna Rete Elettrica Nazionale SpA	6,316	37,784
UniCredit SpA	7,405	102,324

		1,195,416

Malta — 0.0%
BGP Holdings PLC(a)(e)	38,252	—

Netherlands — 1.4%
ABN AMRO Group NV, CVA(c)	1,705	40,069
Adyen NV(a)(c)	42	34,153
Aegon NV	7,064	36,860
AerCap Holdings NV(a)	546	27,103
Akzo Nobel NV	842	71,433
ArcelorMittal	2,497	54,087
ASML Holding NV	1,539	320,012
EXOR NV	393	26,144
Heineken Holding NV	431	43,738
Heineken NV	967	104,297
ING Groep NV	15,162	192,962
Koninklijke Ahold Delhaize NV	4,560	109,669
Koninklijke DSM NV	689	78,645

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	12,602	$38,641
Koninklijke Philips NV	3,551	151,086
Koninklijke Vopak NV	282	12,562
NN Group NV	1,149	49,988
NXP Semiconductors NV	1,284	135,616
Randstad NV	450	25,680
Unilever NV, CVA	5,712	345,422
Wolters Kluwer NV	1,113	77,560

		1,975,727
New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	2,730	30,532
Auckland International Airport Ltd.	3,711	19,725
Fisher & Paykel Healthcare Corp. Ltd.	2,142	22,585
Fletcher Building Ltd.	2,743	9,439
Meridian Energy Ltd.	5,005	13,552
Ryman Healthcare Ltd.	1,374	11,133
Spark New Zealand Ltd.	6,594	16,139

		123,105

Norway — 0.3%
Aker BP ASA	420	13,818
DNB ASA	3,684	70,570
Equinor ASA	4,555	101,371
Gjensidige Forsikring ASA	771	14,939
Mowi ASA	1,620	35,013
Norsk Hydro ASA	5,018	21,447
Orkla ASA	2,803	21,925
Schibsted ASA, Class B	420	10,025
Telenor ASA	2,772	55,520
Yara International ASA	645	29,022

		373,650

Portugal — 0.1%
EDP — Energias de Portugal SA	10,404	39,398
Galp Energia SGPS SA	1,934	32,447
Jeronimo Martins SGPS SA	1,050	17,086

		88,931

Singapore — 0.5%
Ascendas REIT	8,437	18,595
CapitaLand Commercial Trust	10,558	15,047
CapitaLand Ltd.	8,400	21,784
CapitaLand Mall Trust	8,400	14,934
City Developments Ltd.	1,800	11,822
ComfortDelGro Corp. Ltd.	8,400	16,600
DBS Group Holdings Ltd.	6,800	141,125
Genting Singapore Ltd.	21,800	15,775
Golden Agri-Resources Ltd.	29,400	6,264
Jardine Cycle & Carriage Ltd.	310	8,089
Keppel Corp. Ltd.	5,100	25,365
Oversea-Chinese Banking Corp. Ltd.(b)	11,825	105,115
SATS Ltd.	2,600	9,990
Sembcorp Industries Ltd.	4,200	8,207
Singapore Airlines Ltd.	4,200	29,868
Singapore Exchange Ltd.	3,400	18,434
Singapore Press Holdings Ltd.(b)	4,500	8,298
Singapore Technologies Engineering Ltd.	5,800	16,873
Singapore Telecommunications Ltd.	30,200	70,331
Suntec REIT	9,900	13,455
United Overseas Bank Ltd.	5,100	104,270
UOL Group Ltd.	2,100	11,694
Venture Corp. Ltd.	1,100	13,714

Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	8,400	$22,463
Yangzijiang Shipbuilding Holdings Ltd.	8,400	9,688

		737,800

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	919	42,155
Aena SME SA(c)	254	47,068
Amadeus IT Group SA	1,638	130,188
Banco Bilbao Vizcaya Argentaria SA	24,837	150,809
Banco de Sabadell SA	20,209	23,464
Banco Santander SA	61,276	309,814
Bankia SA	4,722	13,045
Bankinter SA	2,140	17,071
CaixaBank SA	13,231	42,097
Enagas SA	959	27,299
Endesa SA	1,149	28,599
Ferrovial SA	2,017	49,640
Grifols SA	1,150	31,885
Iberdrola SA	23,839	216,349
Industria de Diseno Textil SA	4,067	122,926
Mapfre SA	4,131	12,384
Naturgy Energy Group SA	1,302	36,946
Red Electrica Corp. SA	1,761	36,481
Repsol SA	5,213	88,393
Siemens Gamesa Renewable Energy SA	897	16,074
Telefonica SA	17,514	145,875

		1,588,562

Sweden — 0.9%
Alfa Laval AB	1,011	23,438
Assa Abloy AB, Class B	3,810	81,195
Atlas Copco AB, Class A	2,535	78,716
Atlas Copco AB, Class B	1,470	41,796
Boliden AB	966	28,654
Electrolux AB, Series B	939	23,043
Epiroc AB, Class A(a)	2,535	26,185
Epiroc AB, Class B(a)	1,470	14,527
Essity AB, Class B	2,224	65,924
Hennes & Mauritz AB, Class B	3,360	58,521
Hexagon AB, Class B	999	54,433
Husqvarna AB, Class B	1,932	17,611
ICA Gruppen AB	294	10,623
Industrivarden AB, Class C	546	12,268
Investor AB, Class B	1,680	79,999
Kinnevik AB, Class B	924	26,874
L E Lundbergforetagen AB, Class B	309	10,551
Lundin Petroleum AB	660	21,577
Millicom International Cellular SA, SDR(a)	252	14,725
Sandvik AB	4,074	75,272
Securitas AB, Class B	1,240	21,652
Skandinaviska Enskilda Banken AB, Class A	5,838	55,649
Skanska AB, Class B	1,386	24,099
SKF AB, Class B	1,501	27,749
Svenska Handelsbanken AB, Class A	5,922	64,566
Swedbank AB, Class A	3,390	54,932
Swedish Match AB	729	35,473
Tele2 AB, Class B	1,639	21,843
Telefonaktiebolaget LM Ericsson, Class B	11,874	117,406
Telia Co. AB	11,160	47,472
Volvo AB, Class B	5,922	94,684

		1,331,457

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 3.3%
ABB Ltd., Registered	6,934	$142,695
Adecco Group AG, Registered	620	35,606
Alcon Inc.(a)	1,630	93,865
Baloise Holding AG, Registered	182	31,185
Barry Callebaut AG, Registered	9	16,481
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	53,189
Cie. Financiere Richemont SA, Registered	1,947	142,347
Clariant AG, Registered	666	13,686
Coca-Cola HBC AG(a)	715	25,549
Credit Suisse Group AG, Registered	9,492	126,684
Dufry AG, Registered	126	12,308
EMS-Chemie Holding AG, Registered	42	25,431
Geberit AG, Registered	134	56,191
Givaudan SA, Registered	42	108,771
Julius Baer Group Ltd.	840	40,492
Kuehne + Nagel International AG, Registered	194	28,186
LafargeHolcim Ltd., Registered	1,806	92,834
Lonza Group AG, Registered	281	86,782
Nestle SA, Registered	11,527	1,109,149
Novartis AG, Registered	8,151	665,598
Pargesa Holding SA, Bearer	142	11,176
Partners Group Holding AG	84	63,276
Roche Holding AG, NVS	2,640	695,882
Schindler Holding AG, Participation Certificates, NVS	154	33,218
Schindler Holding AG, Registered	86	18,263
SGS SA, Registered	21	55,416
Sika AG, Registered	504	77,158
Sonova Holding AG, Registered	226	45,577
Straumann Holding AG, Registered	42	33,905
Swatch Group AG (The), Bearer	126	38,480
Swatch Group AG (The), Registered	170	9,976
Swiss Life Holding AG, Registered	126	59,241
Swiss Prime Site AG, Registered	304	24,404
Swiss Re AG	1,181	113,650
Swisscom AG, Registered	98	45,653
Temenos AG, Registered	210	34,911
UBS Group AG, Registered	14,442	193,670
Vifor Pharma AG	183	23,921
Zurich Insurance Group AG	560	178,552

		4,663,358

United Kingdom — 6.2%
3i Group PLC	3,700	51,636
Admiral Group PLC	772	22,181
Anglo American PLC	4,131	106,706
Antofagasta PLC	1,317	15,590
Aptiv PLC	998	85,529
Ashtead Group PLC	1,890	52,284
Associated British Foods PLC	1,340	44,703
AstraZeneca PLC	4,747	354,349
Auto Trader Group PLC(c)	3,936	29,012
Aviva PLC	14,870	83,260
Babcock International Group PLC	983	6,728
BAE Systems PLC	11,550	74,382
Barclays PLC	63,097	135,131
Barratt Developments PLC	3,627	28,455
Berkeley Group Holdings PLC	505	24,727
BP PLC	75,370	549,252
British American Tobacco PLC	8,654	337,326
British Land Co. PLC (The)	3,627	28,086

Security	Shares	Value

United Kingdom (continued)
BT Group PLC	30,576	$91,300
Bunzl PLC	1,302	39,192
Burberry Group PLC	1,542	40,546
Capri Holdings Ltd.(a)	561	24,729
Carnival PLC	720	37,874
Centrica PLC	20,765	28,762
Coca-Cola European Partners PLC(a)	798	42,765
Compass Group PLC	5,942	135,018
ConvaTec Group PLC(c)	6,552	11,834
Croda International PLC	532	35,933
DCC PLC	379	33,835
Diageo PLC	9,075	382,543
Direct Line Insurance Group PLC	5,057	21,716
easyJet PLC	672	10,193
Experian PLC	3,285	95,285
Ferguson PLC	891	63,188
Fresnillo PLC	838	8,180
G4S PLC	5,238	14,763
GlaxoSmithKline PLC	18,608	381,680
Glencore PLC	43,287	171,748
GVC Holdings PLC	2,019	17,182
Hammerson PLC	3,192	13,395
Hargreaves Lansdown PLC	1,159	34,102
HSBC Holdings PLC	75,463	656,275
Imperial Brands PLC	3,570	113,372
Informa PLC	4,686	47,588
InterContinental Hotels Group PLC	645	41,774
Intertek Group PLC	630	43,940
Investec PLC	2,142	13,543
ITV PLC	13,848	24,669
J Sainsbury PLC	5,868	17,021
John Wood Group PLC	2,523	15,475
Johnson Matthey PLC	747	32,497
Kingfisher PLC	8,065	27,767
Land Securities Group PLC	2,858	34,389
Legal & General Group PLC	21,504	77,990
Lloyds Banking Group PLC	266,290	217,211
London Stock Exchange Group PLC	1,176	76,869
Marks & Spencer Group PLC	6,384	23,794
Meggitt PLC	2,997	21,270
Melrose Industries PLC	17,934	47,274
Merlin Entertainments PLC(c)	2,802	13,377
Micro Focus International PLC	1,346	34,014
Mondi PLC	1,346	29,488
National Grid PLC	12,938	141,022
Next PLC	561	42,170
NMC Health PLC	378	13,906
Pearson PLC	2,688	29,092
Persimmon PLC	1,149	33,493
Prudential PLC	9,576	216,593
Reckitt Benckiser Group PLC	2,535	204,796
RELX PLC	7,438	170,562
Rio Tinto PLC	4,579	266,534
Rolls-Royce Holdings PLC	6,319	75,343
Royal Bank of Scotland Group PLC	18,386	57,430
Royal Dutch Shell PLC, Class A	16,949	541,341
Royal Dutch Shell PLC, Class B	14,159	454,907
Royal Mail PLC	3,108	10,243
RSA Insurance Group PLC	3,697	26,122
Sage Group PLC (The)	4,034	38,148

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Schroders PLC	450	$18,579
Segro PLC	3,654	32,316
Sensata Technologies Holding PLC(a)(b)	630	31,462
Severn Trent PLC	870	23,092
Smith & Nephew PLC	3,276	63,229
Smiths Group PLC	1,485	29,474
SSE PLC	3,670	54,757
St. James’s Place PLC	1,959	28,641
Standard Chartered PLC	10,460	95,453
Standard Life Aberdeen PLC	8,640	31,414
Taylor Wimpey PLC	11,397	26,952
Tesco PLC	35,826	116,668
Unilever PLC	4,326	262,664
United Utilities Group PLC	2,481	26,806
Vodafone Group PLC	99,091	183,436
Weir Group PLC (The)	818	17,697
Whitbread PLC	687	39,944
Wm Morrison Supermarkets PLC	8,373	23,567
WPP PLC	4,704	58,650

		8,861,200

United States — 67.4%
3M Co.	2,226	421,849
Abbott Laboratories	6,605	525,494
AbbVie Inc.	5,667	449,903
Abiomed Inc.(a)	168	46,605
Accenture PLC, Class A	2,409	440,052
Activision Blizzard Inc.	2,729	131,565
Acuity Brands Inc.	168	24,583
Adobe Inc.(a)	1,862	538,583
Advance Auto Parts Inc.	282	46,902
Advanced Micro Devices Inc.(a)	3,489	96,401
AES Corp./VA	2,688	46,019
Affiliated Managers Group Inc.	213	23,626
Aflac Inc.	2,886	145,397
Agilent Technologies Inc.	1,228	96,398
AGNC Investment Corp.	1,849	32,894
Air Products & Chemicals Inc.	814	167,513
Akamai Technologies Inc.(a)	645	51,639
Albemarle Corp.	397	29,799
Alexandria Real Estate Equities Inc.	420	59,804
Alexion Pharmaceuticals Inc.(a)	840	114,349
Align Technology Inc.(a)(b)	294	95,456
Alkermes PLC(a)	546	16,555
Alleghany Corp.(a)	51	33,501
Allegion PLC	336	33,341
Allergan PLC	1,285	188,895
Alliance Data Systems Corp.	178	28,498
Alliant Energy Corp.	828	39,106
Allstate Corp. (The)	1,302	128,976
Ally Financial Inc.	1,629	48,398
Alnylam Pharmaceuticals Inc.(a)	343	30,644
Alphabet Inc., Class A(a)	1,134	1,359,621
Alphabet Inc., Class C, NVS(a)	1,181	1,403,595
Altice USA Inc., Class A	1,201	28,296
Altria Group Inc.	7,062	383,678
Amazon.com Inc.(a)	1,560	3,005,371
AMERCO	42	15,673
Ameren Corp.	924	67,239
American Airlines Group Inc.	467	15,962
American Electric Power Co. Inc.	1,848	158,096

Security	Shares	Value

United States (continued)
American Express Co.	2,745	$321,796
American Financial Group Inc./OH	306	31,680
American International Group Inc.	3,402	161,833
American Tower Corp.	1,663	324,784
American Water Works Co. Inc.	660	71,405
Ameriprise Financial Inc.	537	78,815
AmerisourceBergen Corp.	618	46,202
AMETEK Inc.	887	78,207
Amgen Inc.	2,394	429,292
Amphenol Corp., Class A	1,111	110,611
Anadarko Petroleum Corp.	1,933	140,819
Analog Devices Inc.	1,386	161,109
Annaly Capital Management Inc.	5,111	51,570
ANSYS Inc.(a)	322	63,048
Anthem Inc.	971	255,402
AO Smith Corp.	546	28,703
Aon PLC	889	160,144
Apache Corp.	1,416	46,601
Apple Inc.	17,905	3,592,996
Applied Materials Inc.	3,704	163,235
Aramark	926	28,780
Arch Capital Group Ltd.(a)	1,512	51,075
Archer-Daniels-Midland Co.	2,102	93,749
Arconic Inc.	1,622	34,841
Arista Networks Inc.(a)	198	61,833
Arrow Electronics Inc.(a)	351	29,663
Arthur J Gallagher & Co.	645	53,935
Assurant Inc.	219	20,805
AT&T Inc.	27,484	850,905
Athene Holding Ltd., Class A(a)	546	24,657
Atmos Energy Corp.	420	42,983
Autodesk Inc.(a)	813	144,885
Autoliv Inc.	316	24,803
Automatic Data Processing Inc.	1,670	274,531
AutoZone Inc.(a)	94	96,661
AvalonBay Communities Inc.	505	101,470
Avery Dennison Corp.	336	37,178
AXA Equitable Holdings Inc.	924	20,966
Axalta Coating Systems Ltd.(a)	866	23,365
Baker Hughes a GE Co.	1,959	47,055
Ball Corp.	1,177	70,549
Bank of America Corp.	35,223	1,077,119
Bank of New York Mellon Corp. (The)	3,696	183,543
Baxter International Inc.	1,907	145,504
BB&T Corp.	2,920	149,504
Becton Dickinson and Co.	1,018	245,073
Berkshire Hathaway Inc., Class B(a)	4,894	1,060,579
Best Buy Co. Inc.	899	66,895
Biogen Inc.(a)	754	172,847
BioMarin Pharmaceutical Inc.(a)	660	56,450
BlackRock Inc.(f)	449	217,873
Boeing Co. (The)	2,026	765,200
Booking Holdings Inc.(a)	174	322,768
BorgWarner Inc.	771	32,205
Boston Properties Inc.	585	80,508
Boston Scientific Corp.(a)	5,156	191,391
Brighthouse Financial Inc.(a)	393	16,423
Bristol-Myers Squibb Co.	6,090	282,759
Broadcom Inc.	1,551	493,838
Broadridge Financial Solutions Inc.	435	51,387

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brookfield Property REIT Inc., Class A	544	$11,332
Brown-Forman Corp., Class B, NVS	984	52,437
Bunge Ltd.	534	27,987
Burlington Stores Inc.(a)	252	42,565
Cabot Oil & Gas Corp.	1,722	44,583
Cadence Design Systems Inc.(a)	1,065	73,890
Camden Property Trust	336	33,818
Campbell Soup Co.	687	26,580
Capital One Financial Corp.	1,806	167,651
Cardinal Health Inc.	1,176	57,283
CarMax Inc.(a)(b)	672	52,322
Carnival Corp.	1,470	80,644
Caterpillar Inc.	2,231	311,046
Cboe Global Markets Inc.	442	44,912
CBRE Group Inc., Class A(a)	1,216	63,317
CBS Corp., Class B, NVS	1,300	66,651
CDK Global Inc.	474	28,592
CDW Corp./DE	588	62,093
Celanese Corp.	468	50,493
Celgene Corp.(a)	2,646	250,470
Centene Corp.(a)	1,558	80,330
CenterPoint Energy Inc.	1,863	57,753
CenturyLink Inc.	3,774	43,099
Cerner Corp.(a)	1,134	75,354
CF Industries Holdings Inc.	870	38,959
CH Robinson Worldwide Inc.	503	40,743
Charles Schwab Corp. (The)	4,692	214,800
Charter Communications Inc., Class A(a)	602	223,456
Chemours Co. (The)	707	25,459
Cheniere Energy Inc.(a)	798	51,351
Chevron Corp.	7,216	866,353
Chipotle Mexican Grill Inc.(a)	92	63,300
Chubb Ltd.	1,725	250,470
Church & Dwight Co. Inc.	928	69,554
Cigna Corp.	1,461	232,065
Cimarex Energy Co.	352	24,168
Cincinnati Financial Corp.	588	56,554
Cintas Corp.	338	73,393
Cisco Systems Inc.	17,005	951,430
CIT Group Inc.	422	22,480
Citigroup Inc.	9,249	653,904
Citizens Financial Group Inc.	1,813	65,631
Citrix Systems Inc.	512	51,692
Clorox Co. (The)	504	80,504
CME Group Inc.	1,354	242,231
CMS Energy Corp.	1,065	59,161
Coca-Cola Co. (The)	15,288	750,029
Cognex Corp.(b)	650	32,780
Cognizant Technology Solutions Corp., Class A	2,184	159,345
Colgate-Palmolive Co.	3,085	224,557
Comcast Corp., Class A	17,115	745,016
Comerica Inc.	603	47,390
CommScope Holding Co. Inc.(a)	729	18,065
Conagra Brands Inc.	1,794	55,219
Concho Resources Inc.	739	85,266
ConocoPhillips	4,347	274,383
Consolidated Edison Inc.	1,164	100,290
Constellation Brands Inc., Class A	630	133,352
Continental Resources Inc./OK(a)	366	16,832
Cooper Companies Inc. (The)	183	53,055

Security	Shares	Value

United States (continued)
Copart Inc.(a)	798	$53,721
Corning Inc.	2,990	95,231
CoStar Group Inc.(a)	129	64,016
Costco Wholesale Corp.	1,680	412,490
Coty Inc., Class A(b)	1,788	19,346
Crown Castle International Corp.	1,596	200,745
Crown Holdings Inc.(a)	527	30,635
CSX Corp.	3,044	242,394
Cummins Inc.	571	94,952
CVS Health Corp.	4,831	262,710
Danaher Corp.	2,395	317,194
Darden Restaurants Inc.	477	56,095
DaVita Inc.(a)	488	26,957
Deere & Co.	1,176	194,781
Dell Technologies Inc., Class C(a)	582	39,233
Delta Air Lines Inc.	684	39,870
Dentsply Sirona Inc.	883	45,148
Devon Energy Corp.	1,713	55,056
DexCom Inc.(a)	336	40,680
Diamondback Energy Inc.	603	64,153
Digital Realty Trust Inc.	769	90,519
Discover Financial Services	1,275	103,900
Discovery Inc., Class A(a)(b)	546	16,871
Discovery Inc., Class C, NVS(a)	1,166	33,534
DISH Network Corp., Class A(a)	841	29,536
Dollar General Corp.	993	125,207
Dollar Tree Inc.(a)	882	98,149
Dominion Energy Inc.	2,835	220,761
Domino’s Pizza Inc.	149	40,316
Dover Corp.	519	50,883
Dow Inc.(a)	2,869	162,758
DowDuPont Inc.	8,608	330,978
DR Horton Inc.	1,348	59,730
DTE Energy Co.	673	84,603
Duke Energy Corp.	2,690	245,113
Duke Realty Corp.	1,233	38,371
DXC Technology Co.	1,050	69,027
E*TRADE Financial Corp.	957	48,482
East West Bancorp. Inc.	549	28,263
Eastman Chemical Co.	505	39,834
Eaton Corp. PLC	1,619	134,086
Eaton Vance Corp., NVS	408	16,961
eBay Inc.	3,476	134,695
Ecolab Inc.	970	178,558
Edison International	1,228	78,310
Edwards Lifesciences Corp.(a)	798	140,504
Electronic Arts Inc.(a)	1,149	108,753
Eli Lilly & Co.	3,579	418,886
Emerson Electric Co.	2,436	172,932
Entergy Corp.	687	66,570
EOG Resources Inc.	2,184	209,773
Equifax Inc.	450	56,677
Equinix Inc.	304	138,229
Equity Residential	1,356	103,626
Essex Property Trust Inc.	253	71,472
Estee Lauder Companies Inc. (The), Class A	842	144,664
Everest Re Group Ltd.	146	34,383
Evergy Inc.	1,013	58,572
Eversource Energy	1,197	85,777
Exelon Corp.	3,636	185,254

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Expedia Group Inc.	465	$60,376
Expeditors International of Washington Inc.	645	51,226
Extra Space Storage Inc.	492	51,015
Exxon Mobil Corp.	16,044	1,288,012
F5 Networks Inc.(a)	222	34,832
Facebook Inc., Class A(a)	9,059	1,752,011
Fastenal Co.	1,092	77,041
Federal Realty Investment Trust	267	35,738
FedEx Corp.	940	178,092
Fidelity National Financial Inc.	967	38,632
Fidelity National Information Services Inc.	1,257	145,724
Fifth Third Bancorp	3,010	86,748
First Data Corp., Class A(a)	1,977	51,125
First Republic Bank/CA(b)	630	66,541
FirstEnergy Corp.	1,920	80,698
Fiserv Inc.(a)	1,512	131,907
FleetCor Technologies Inc.(a)	343	89,506
Flex Ltd.(a)(b)	1,990	21,970
FLIR Systems Inc.	546	28,905
Flowserve Corp.	519	25,447
Fluor Corp.	504	20,024
FMC Corp.	508	40,162
Ford Motor Co.	13,917	145,433
Fortinet Inc.(a)	551	51,474
Fortive Corp.	1,147	99,032
Fortune Brands Home & Security Inc.	590	31,140
Fox Corp., Class A, NVS(a)	1,404	54,742
Fox Corp., Class B(a)	628	24,178
Franklin Resources Inc.	1,164	40,263
Freeport-McMoRan Inc.	5,182	63,790
Gap Inc. (The)	882	23,003
Garmin Ltd.	427	36,611
Gartner Inc.(a)	344	54,686
General Dynamics Corp.	980	175,146
General Electric Co.	32,638	331,928
General Mills Inc.	2,270	116,837
General Motors Co.	4,749	184,974
Genuine Parts Co.	547	56,089
Gilead Sciences Inc.	4,914	319,607
Global Payments Inc.	588	85,889
GoDaddy Inc., Class A(a)	672	54,768
Goldman Sachs Group Inc. (The)	1,256	258,636
Goodyear Tire & Rubber Co. (The)	882	16,943
GrubHub Inc.(a)	336	22,441
H&R Block Inc.	812	22,095
Halliburton Co.	3,276	92,809
Hanesbrands Inc.	1,305	23,581
Harley-Davidson Inc.	662	24,646
Harris Corp.	448	75,488
Hartford Financial Services Group Inc. (The)	1,344	70,305
Hasbro Inc.	435	44,309
HCA Healthcare Inc.	1,056	134,355
HCP Inc.	1,848	55,033
HD Supply Holdings Inc.(a)	588	26,866
Helmerich & Payne Inc.	452	26,451
Henry Schein Inc.(a)	561	35,938
Hershey Co. (The)	534	66,670
Hess Corp.	966	61,940
Hewlett Packard Enterprise Co.	5,625	88,931
Hilton Worldwide Holdings Inc.	1,063	92,470

Security	Shares	Value

United States (continued)
HollyFrontier Corp.	645	$30,786
Hologic Inc.(a)	1,059	49,116
Home Depot Inc. (The)	4,293	874,484
Honeywell International Inc.	2,780	482,691
Hormel Foods Corp.	1,104	44,094
Host Hotels & Resorts Inc.	2,760	53,102
HP Inc.	5,862	116,947
Humana Inc.	517	132,047
Huntington Bancshares Inc./OH	4,146	57,712
Huntington Ingalls Industries Inc.	168	37,393
IAC/InterActiveCorp.(a)	282	63,405
IDEX Corp.	305	47,781
IDEXX Laboratories Inc.(a)	336	77,952
IHS Markit Ltd.(a)	1,428	81,767
Illinois Tool Works Inc.	1,121	174,461
Illumina Inc.(a)	546	170,352
Incyte Corp.(a)	683	52,454
Ingersoll-Rand PLC	925	113,414
Ingredion Inc.	252	23,877
Intel Corp.	17,241	879,981
Intercontinental Exchange Inc.	2,143	174,333
International Business Machines Corp.	3,444	483,090
International Flavors & Fragrances Inc.	332	45,746
International Paper Co.	1,470	68,811
Interpublic Group of Companies Inc. (The)	1,401	32,223
Intuit Inc.	924	231,979
Intuitive Surgical Inc.(a)	427	218,039
Invesco Ltd.	1,485	32,625
Invitation Homes Inc.	1,168	29,036
IPG Photonics Corp.(a)	144	25,161
IQVIA Holdings Inc.(a)	596	82,784
Iron Mountain Inc.	1,043	33,877
Jack Henry & Associates Inc.	299	44,569
Jacobs Engineering Group Inc.	462	36,008
Jazz Pharmaceuticals PLC(a)	240	31,145
JB Hunt Transport Services Inc.	311	29,383
Jefferies Financial Group Inc.	1,164	23,943
JM Smucker Co. (The)	409	50,156
Johnson & Johnson	10,152	1,433,462
Johnson Controls International PLC	3,613	135,487
Jones Lang LaSalle Inc.	183	28,286
JPMorgan Chase & Co.	12,610	1,463,390
Juniper Networks Inc.	1,359	37,739
Kansas City Southern	369	45,439
Kellogg Co.	968	58,370
KeyCorp	3,990	70,024
Keysight Technologies Inc.(a)	714	62,139
Kimberly-Clark Corp.	1,302	167,151
Kimco Realty Corp.	1,542	26,815
Kinder Morgan Inc./DE	7,282	144,693
KKR & Co. Inc., Class A, NVS	1,736	42,445
KLA-Tencor Corp.	674	85,922
Knight-Swift Transportation Holdings Inc.	506	16,875
Kohl’s Corp.	618	43,940
Kraft Heinz Co. (The)	2,273	75,555
Kroger Co. (The)	2,970	76,567
L Brands Inc.	882	22,614
L3 Technologies Inc.	294	64,263
Laboratory Corp. of America Holdings(a)	382	61,089
Lam Research Corp.	589	122,176

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lamb Weston Holdings Inc.	546	$38,247
Las Vegas Sands Corp.	1,470	98,563
Lear Corp.	256	36,608
Leggett & Platt Inc.	477	18,775
Leidos Holdings Inc.	562	41,296
Lennar Corp., Class A	1,054	54,840
Lennox International Inc.	141	38,274
Liberty Broadband Corp., Class C, NVS(a)	381	37,609
Liberty Global PLC, Class A(a)	716	19,339
Liberty Global PLC, Class C, NVS(a)	1,974	51,620
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	757	29,379
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	332	13,260
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	630	25,301
Liberty Property Trust	546	27,103
Lincoln National Corp.	840	56,045
Live Nation Entertainment Inc.(a)	546	35,676
LKQ Corp.(a)	1,149	34,585
Lockheed Martin Corp.	966	321,997
Loews Corp.	1,080	55,393
Lowe’s Companies Inc.	3,041	344,059
Lululemon Athletica Inc.(a)	397	70,011
LyondellBasell Industries NV, Class A	1,200	105,876
M&T Bank Corp.	504	85,715
Macerich Co. (The)	387	15,534
Macy’s Inc.	1,164	27,401
ManpowerGroup Inc.	252	24,202
Marathon Oil Corp.	3,291	56,079
Marathon Petroleum Corp.	2,578	156,923
Markel Corp.(a)	51	54,647
Marriott International Inc./MD, Class A	1,086	148,152
Marsh & McLennan Companies Inc.	1,878	177,077
Martin Marietta Materials Inc.	230	51,037
Marvell Technology Group Ltd.	2,394	59,898
Masco Corp.	1,137	44,411
Mastercard Inc., Class A	3,450	877,128
Mattel Inc.(a)	1,302	15,871
Maxim Integrated Products Inc.	1,008	60,480
McCormick & Co. Inc./MD, NVS	477	73,444
McDonald’s Corp.	2,922	577,300
McKesson Corp.	735	87,649
Medtronic PLC	5,048	448,313
MercadoLibre Inc.(a)	168	81,336
Merck & Co. Inc.	9,766	768,682
MetLife Inc.	3,108	143,372
Mettler-Toledo International Inc.(a)	92	68,564
MGM Resorts International	2,004	53,367
Microchip Technology Inc.	886	88,503
Micron Technology Inc.(a)	4,303	180,984
Microsoft Corp.	27,579	3,601,817
Mid-America Apartment Communities Inc.	435	47,593
Middleby Corp. (The)(a)	194	25,633
Mohawk Industries Inc.(a)	252	34,335
Molson Coors Brewing Co., Class B	729	46,795
Mondelez International Inc., Class A	5,418	275,505
Monster Beverage Corp.(a)	1,527	91,009
Moody’s Corp.	672	132,129
Morgan Stanley	4,842	233,626
Mosaic Co. (The)	1,470	38,382
Motorola Solutions Inc.	617	89,409
MSCI Inc.	328	73,925

Security	Shares	Value

United States (continued)
Mylan NV(a)	1,965	$53,035
Nasdaq Inc.	411	37,894
National Oilwell Varco Inc.	1,527	39,916
National Retail Properties Inc.	588	30,941
Nektar Therapeutics(a)	714	22,862
NetApp Inc.	934	68,042
Netflix Inc.(a)	1,638	606,945
Newell Brands Inc.	1,848	26,574
Newmont Goldcorp Corp.	2,004	62,244
Newmont Goldcorp Corp., New(a)	1,029	31,677
News Corp., Class A, NVS	1,416	17,587
NextEra Energy Inc.	1,800	349,992
Nielsen Holdings PLC	1,353	34,542
NIKE Inc., Class B	4,788	420,530
NiSource Inc.	1,402	38,948
Noble Energy Inc.	1,878	50,819
Nordstrom Inc.	463	18,992
Norfolk Southern Corp.	1,015	207,080
Northern Trust Corp.	771	75,982
Northrop Grumman Corp.	630	182,643
Norwegian Cruise Line Holdings Ltd.(a)	798	44,999
NRG Energy Inc.	1,134	46,687
Nucor Corp.	1,200	68,484
NVIDIA Corp.	2,173	393,313
NVR Inc.(a)	14	44,135
O’Reilly Automotive Inc.(a)	298	112,814
Occidental Petroleum Corp.	2,881	169,633
OGE Energy Corp.	744	31,501
Old Dominion Freight Line Inc.	235	35,081
Omnicom Group Inc.	841	67,305
ON Semiconductor Corp.(a)(b)	1,638	37,772
ONEOK Inc.	1,545	104,952
Oracle Corp.	9,964	551,308
Owens Corning	420	21,533
PACCAR Inc.	1,302	93,314
Packaging Corp. of America	324	32,128
Palo Alto Networks Inc.(a)	358	89,081
Parker-Hannifin Corp.	504	91,264
Parsley Energy Inc., Class A(a)	1,008	20,120
Paychex Inc.	1,220	102,858
PayPal Holdings Inc.(a)	4,261	480,513
Pentair PLC	632	24,642
People’s United Financial Inc.	1,302	22,512
PepsiCo Inc.	5,334	683,019
Perrigo Co. PLC	492	23,577
Pfizer Inc.	21,715	881,846
Philip Morris International Inc.	5,843	505,770
Phillips 66	1,639	154,509
Pinnacle West Capital Corp.	408	38,870
Pioneer Natural Resources Co.	635	105,702
Plains GP Holdings LP, Class A	527	12,437
PNC Financial Services Group Inc. (The)	1,722	235,793
Polaris Industries Inc.	240	23,136
PPG Industries Inc.	889	104,457
PPL Corp.	2,698	84,205
Principal Financial Group Inc.	1,090	62,304
Procter & Gamble Co. (The)	9,393	1,000,167
Progressive Corp. (The)	2,198	171,774
Prologis Inc.	2,374	182,015
Prudential Financial Inc.	1,653	174,739

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PTC Inc.(a)	422	$38,178
Public Service Enterprise Group Inc.	1,905	113,633
Public Storage	588	130,054
PulteGroup Inc.	1,015	31,932
PVH Corp.	277	35,730
Qorvo Inc.(a)	477	36,066
QUALCOMM Inc.	4,546	391,547
Quest Diagnostics Inc.	519	50,021
Qurate Retail Inc.(a)	1,686	28,746
Ralph Lauren Corp.	225	29,606
Raymond James Financial Inc.	462	42,305
Raytheon Co.	1,081	191,975
Realty Income Corp.	1,190	83,312
Red Hat Inc.(a)	672	122,660
Regency Centers Corp.	603	40,504
Regeneron Pharmaceuticals Inc.(a)	294	100,883
Regions Financial Corp.	4,127	64,092
Reinsurance Group of America Inc.	246	37,271
RenaissanceRe Holdings Ltd.	168	26,100
Republic Services Inc.	840	69,569
ResMed Inc.	544	56,853
Robert Half International Inc.	504	31,293
Rockwell Automation Inc.	462	83,488
Rollins Inc.	484	18,716
Roper Technologies Inc.	378	135,967
Ross Stores Inc.	1,412	137,896
Royal Caribbean Cruises Ltd.	622	75,225
S&P Global Inc.	938	206,979
Sabre Corp.	966	20,054
salesforce.com Inc.(a)	2,871	474,720
SBA Communications Corp.(a)	444	90,456
Schlumberger Ltd.	5,166	220,485
Seagate Technology PLC	1,050	50,736
Sealed Air Corp.	603	28,112
Seattle Genetics Inc.(a)	462	31,314
SEI Investments Co.	514	27,987
Sempra Energy	1,050	134,347
ServiceNow Inc.(a)	678	184,084
Sherwin-Williams Co. (The)	316	143,726
Signature Bank/New York NY	212	27,999
Simon Property Group Inc.	1,160	201,492
Sirius XM Holdings Inc.	6,174	35,871
Skyworks Solutions Inc.	702	61,902
SL Green Realty Corp.	351	31,007
Snap-on Inc.	225	37,863
Southern Co. (The)	3,894	207,239
Southwest Airlines Co.	527	28,579
Spirit AeroSystems Holdings Inc., Class A	392	34,065
Splunk Inc.(a)	544	75,094
Sprint Corp.(a)	3,108	17,343
Square Inc., Class A(a)	1,155	84,107
SS&C Technologies Holdings Inc.	852	57,646
Stanley Black & Decker Inc.	561	82,243
Starbucks Corp.	4,664	362,300
State Street Corp.	1,472	99,596
Steel Dynamics Inc.	897	28,417
Stryker Corp.	1,264	238,782
SunTrust Banks Inc.	1,695	110,989
SVB Financial Group(a)	210	52,861
Symantec Corp.	2,340	56,651

Security	Shares	Value

United States (continued)
Synchrony Financial	2,422	$83,971
Synopsys Inc.(a)	570	69,016
Sysco Corp.	1,836	129,199
T-Mobile U.S. Inc.(a)	1,290	94,157
T Rowe Price Group Inc.	897	96,427
Tableau Software Inc., Class A(a)	266	32,401
Take-Two Interactive Software Inc.(a)	431	41,734
Tapestry Inc.	1,051	33,916
Targa Resources Corp.	1,008	40,471
Target Corp.	1,868	144,621
TD Ameritrade Holding Corp.	1,057	55,577
TE Connectivity Ltd.	1,318	126,067
TechnipFMC PLC	1,688	41,508
Teleflex Inc.	170	48,651
Tesla Inc.(a)(b)	483	115,287
Texas Instruments Inc.	3,612	425,602
Textron Inc.	966	51,198
Thermo Fisher Scientific Inc.	1,512	419,504
Tiffany & Co.	423	45,608
TJX Companies Inc. (The)	4,706	258,265
Torchmark Corp.	421	36,905
Total System Services Inc.	603	61,651
Tractor Supply Co.	477	49,369
TransDigm Group Inc.(a)	177	85,406
TransUnion	672	46,805
Travelers Companies Inc. (The)	975	140,156
Trimble Inc.(a)	966	39,432
TripAdvisor Inc.(a)(b)	436	23,208
Twitter Inc.(a)	2,535	101,172
Tyson Foods Inc., Class A	1,130	84,761
U.S. Bancorp	5,840	311,389
UDR Inc.	981	44,096
UGI Corp.	687	37,448
Ulta Salon Cosmetics & Fragrance Inc.(a)	212	73,984
Under Armour Inc., Class A(a)	684	15,794
Under Armour Inc., Class C, NVS(a)	689	14,276
Union Pacific Corp.	2,761	488,807
United Continental Holdings Inc.(a)	282	25,059
United Parcel Service Inc., Class B	2,605	276,703
United Rentals Inc.(a)	324	45,658
United Technologies Corp.	3,111	443,660
United Therapeutics Corp.(a)	146	14,975
UnitedHealth Group Inc.	3,653	851,405
Universal Health Services Inc., Class B	315	39,964
Unum Group	828	30,570
Vail Resorts Inc.	144	32,954
Valero Energy Corp.	1,596	144,693
Varian Medical Systems Inc.(a)	336	45,753
Veeva Systems Inc., Class A(a)	462	64,620
Ventas Inc.	1,361	83,171
VEREIT Inc.	4,062	33,552
VeriSign Inc.(a)	418	82,534
Verisk Analytics Inc.	588	82,990
Verizon Communications Inc.	15,588	891,478
Vertex Pharmaceuticals Inc.(a)	961	162,390
VF Corp.	1,265	119,429
Viacom Inc., Class B, NVS	1,317	38,074
Visa Inc., Class A	6,734	1,107,272
Vistra Energy Corp.	1,176	32,046
VMware Inc., Class A	307	62,668

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vornado Realty Trust	630	$43,558
Voya Financial Inc.	630	34,581
Vulcan Materials Co.	504	63,559
WABCO Holdings Inc.(a)	210	27,812
Wabtec Corp.(b)	524	38,813
Walmart Inc.	5,459	561,404
Walgreens Boots Alliance Inc.	3,033	162,478
Walt Disney Co. (The)	6,815	933,451
Waste Management Inc.	1,585	170,134
Waters Corp.(a)	294	62,781
Wayfair Inc., Class A(a)(b)	210	34,052
WEC Energy Group Inc.	1,190	93,332
WellCare Health Plans Inc.(a)	188	48,570
Wells Fargo & Co.	16,925	819,339
Welltower Inc.	1,386	103,299
Western Digital Corp.	1,052	53,778
Western Union Co. (The)	1,734	33,709
Westlake Chemical Corp.	126	8,789
Westrock Co.	953	36,576
Weyerhaeuser Co.	2,825	75,710
Whirlpool Corp.	254	35,260
Williams Companies Inc. (The)	4,478	126,862
Willis Towers Watson PLC	504	92,907
Workday Inc., Class A(a)(b)	556	114,330
Worldpay Inc., Class A(a)	1,138	133,385
WP Carey Inc.	602	47,751
WR Berkley Corp.	519	31,815
WW Grainger Inc.	181	51,042
Wynn Resorts Ltd.	378	54,602
Xcel Energy Inc.	1,932	109,158
Xerox Corp.	826	27,555
Xilinx Inc.	939	112,811
XPO Logistics Inc.(a)	462	31,453
Xylem Inc./NY	714	59,548
Yum! Brands Inc.	1,160	121,092
Zayo Group Holdings Inc.(a)	687	21,496
Zillow Group Inc., Class C, NVS(a)(b)	487	16,266
Zimmer Biomet Holdings Inc.	756	93,109
Zions Bancorp. N.A.	714	35,222
Zoetis Inc.	1,797	183,006

		96,920,957

Total Common Stocks — 99.3% (Cost: $154,122,692)		142,731,699

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	225	16,592

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	240	$10,430
Henkel AG & Co. KGaA, Preference Shares, NVS	666	67,354
Porsche Automobil Holding SE, Preference Shares, NVS	588	40,751
Sartorius AG, Preference Shares, NVS	126	23,045
Volkswagen AG, Preference Shares, NVS	690	119,890

		278,062

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	21,618	11,263

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(e)	448,649	585

Total Preferred Stocks — 0.2% (Cost: $394,150)		289,910

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	1,366,063	1,366,610
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	287,079	287,079

		1,653,689

Total Short-Term Investments — 1.1% (Cost: $1,653,455)		1,653,689

Total Investments in Securities — 100.6% (Cost: $156,170,297)		144,675,298

Other Assets, Less Liabilities — (0.6)%		(886,640)

Net Assets — 100.0%		$143,788,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,498,645	—	(132,582	)(a)	1,366,063	$1,366,610	$10,242	(b)	$389	$(202)
BlackRock Cash Funds: Treasury, SL Agency Shares	324,184	—	(37,105	)(a)	287,079	287,079	5,867		—	—
BlackRock Inc.	469	20	(40)		449	217,873	4,480		(4,625)	(6,116)
PNC Financial Services Group Inc. (The)(c)	1,804	82	(164)		1,722	N/A	5,219		(4,358)	(12,749)

						$1,871,562	$25,808		$(8,594)	$(19,067)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	06/21/19	$155	$7,972
S&P 500 E-Mini	3	06/21/19	442	15,373

				$23,345

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,731,699	$—	$—	$142,731,699
Preferred Stocks	289,325	—	585	289,910
Money Market Funds	1,653,689	—	—	1,653,689

	$144,674,713	$—	$585	$144,675,298

Derivative financial instruments(a)
Assets
Futures Contracts	$23,345	$—	$—	$23,345

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

13